Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2024
Accrued expenses
Schedule of accrued expenses

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2024	2023
Operating expenses	$3,629	$3,025
Interest expenses	4,936	5,032
Other expenses	2,900	6,718
Total accrued expenses	$11,465	$14,775